Land Use Rights - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Land Use Rights [Line Items]
Future amortization expense year one	$ 119
Future amortization expense year two	53
Future amortization expense year three	53
Future amortization expense year four	53
Future amortization expense year five	21
Future amortization expense thereafter	296
Land Use Rights [Member]
Land Use Rights [Line Items]
Amortization expense	108	87	83
Future amortization expense year one	115
Future amortization expense year two	115
Future amortization expense year three	115
Future amortization expense year four	115
Future amortization expense year five	115
Future amortization expense thereafter	$ 3,967